Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 1,125,429	[1]	$ 1,023,595
Other additions	142,814		263,698
Depreciation for the year	170,520		168,720	[2]
Ending balance	1,074,428		1,125,429	[1]
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,701,286		1,510,636
Additions through business combinations	24,003		66,703
Other additions	142,814		263,698
Disposals	(139,014)		(138,752)
Reclassification to assets held for sale	(29,172)		(23,910)
Sale of business	(4,162)
Transfer to right-of-use assets			(29,316)
Effect of movements in exchange rates	20,900		52,227
Ending balance	1,716,655		1,701,286
Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	575,857		487,041
Depreciation for the year	170,520		168,720
Disposals	(94,780)		(82,393)
Reclassification to assets held for sale	(15,814)		(8,565)
Sale of business	(3,076)
Transfer to right-of-use assets			(9,910)
Effect of movements in exchange rates	9,520		20,964
Ending balance	642,227		575,857
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	250,068		220,051
Ending balance	254,987		250,068
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	308,677		276,144
Additions through business combinations	1,771		4,816
Other additions	19,331		39,733
Disposals	(731)		(2,617)
Reclassification to assets held for sale	(19,201)		(21,226)
Sale of business	(484)
Effect of movements in exchange rates	5,441		11,827
Ending balance	314,804		308,677
Land and Buildings | Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	58,609		56,093
Depreciation for the year	8,462		8,886
Disposals	(657)		(2,419)
Reclassification to assets held for sale	(7,326)		(6,321)
Sale of business	(329)
Effect of movements in exchange rates	1,058		2,370
Ending balance	59,817		58,609
Rolling Stock
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	830,150		763,143
Ending balance	773,295		830,150
Rolling Stock | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,267,313		1,119,520
Additions through business combinations	21,634		59,684
Other additions	112,645		211,796
Disposals	(133,149)		(126,388)
Reclassification to assets held for sale	(9,971)		(2,684)
Sale of business	(3,395)
Transfer to right-of-use assets			(29,316)
Effect of movements in exchange rates	12,540		34,701
Ending balance	1,267,617		1,267,313
Rolling Stock | Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	437,163		356,377
Depreciation for the year	151,369		149,622
Disposals	(89,676)		(71,325)
Reclassification to assets held for sale	(8,488)		(2,244)
Sale of business	(2,494)
Transfer to right-of-use assets			(9,910)
Effect of movements in exchange rates	6,448		14,643
Ending balance	494,322		437,163
Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	45,211		40,401
Ending balance	46,146		45,211
Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	125,296		114,972
Additions through business combinations	598		2,203
Other additions	10,838		12,169
Disposals	(5,134)		(9,747)
Sale of business	(283)
Effect of movements in exchange rates	2,919		5,699
Ending balance	134,234		125,296
Equipment | Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	80,085		74,571
Depreciation for the year	10,689		10,212
Disposals	(4,447)		(8,649)
Sale of business	(253)
Effect of movements in exchange rates	2,014		3,951
Ending balance	$ 88,088		$ 80,085

[1]	Recasted for change in presentation currency (see note 2c))
[2]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)